STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCK OPTIONS

NOTE 10 – STOCK OPTIONS AND WARRANTS

In connection with a consulting agreement dated March 7, 2022, the Company issued 200,000 options at an exercise price of $0.58 per share. These options vest one-fourth each six months over a period of two years and have a term of three years. The grant date fair value was $55,966. The Company recorded compensation expense in the amount of $16,725  and $18,318 for the periods ended September 30, 2023 and December 31, 2022, respectively. As of September 30, 2023 and December 31, 2022, there was $20,923 and $37,648, respectively, of total unrecognized compensation cost related to non-vested portion of options granted.

As of September 30, 2023 and December 31, 2022, there are 200,000 options outstanding, of which 100,000 and 50,000 are exercisable as of September 30, 2023 and December 31, 2022, respectively. The weighted average remaining term is 0.56 years and 1.31 years for the periods ending September 30, 2023 and December 31, 2022, respectively.

Significant inputs and results arising from the Black-Scholes process are as follows for the options:

Quoted market price on valuation date	$0.782
Exercise price	$0.5765
Range of expected term	1.75 Years – 2.50 Years

Range of equivalent volatility	29.47% - 37.40%
Range of interest rates	1.55% - 1.68%

In connection with a consulting agreement dated March 1, 2023, the Company initially agreed to pay 2,000,000 shares of common stock along with a monthly consulting fee. This common stock was valued at $0.42, the date of the agreement, and was amortized equally over the six-month agreement. On July 1, 2023, the Company and consultant decided to amend the agreement so that the consultant would receive 3,250,000 warrants valued at $0.001 in replacement for the stock and extend the agreement until June 30, 2024. This resulted in an additional $447,222 in consulting expenses which was equally amortized over the next twelve months resulting in $111,805 of stock compensation being recognized in the 3rd Quarter 2023

NOTE 9 – STOCK OPTIONS

In connection with a consulting agreement dated March 7, 2022, the Company issued 200,000 options at an exercise price of $0.58 per share. These options vest one-fourth each six months over a period of two years and have a term of three years. The grant date fair value was $55,966. The Company recorded compensation expense in the amount of $18,318 and $0 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, there was $37,648 of total unrecognized compensation cost related to non-vested portion of options granted.

As of December 31, 2022, there are 200,000 options outstanding, of which 50,000 are exercisable. The weighted average remaining term is 2.13 years.

Significant inputs and results arising from the Black-Scholes process are as follows for the options:

Quoted market price on valuation date	$0.782
Exercise price	$0.5765
Range of expected term	1.75 Years – 2.50 Years

Range of equivalent volatility	29.47% - 37.40%
Range of interest rates	1.55% - 1.68%